March 1, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

            RE:     The Dreyfus/Laurel Funds, Inc.

                        Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus AMT-Free Municipal Reserves

Dreyfus Tax Managed Growth Fund

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus U.S. Treasury Reserves

Dreyfus Small Cap Fund

Dreyfus Opportunistic Fixed Income Fund

                        File No: 811-5202; 33-16338

Dear Sir/Madam,

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses of each of the above-referenced Funds and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 126 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2012.

            Please address any comments or questions to the attention of the undersigned at (212) 922-6906.

Sincerely,

                                                                                                /s/ Liliana Holguin

                                                                                                Liliana Holguin,

                                                                                                Legal Assistant